Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

a) The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Voyage revenues (i)	—	9,296	9,418	26,851
Vessel operating expenses (ii)	(4,160)	(5,133)	(15,547)	(14,713)
Time-charter hire expense (iii)	(1,690)	—	(1,690)	—
General and administrative expenses (iv)	(1,873)	(901)	(9,202)	(5,363)
General and administrative expenses deferred and capitalized (v)	(188)	(152)	(583)	(659)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary agreed to provide, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
In September 2018, the Partnership entered into an agreement with its 52%-owned joint venture, the Teekay LNG-Marubeni Joint Venture, to charter in one of Teekay LNG-Maubeni Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture, including pre-operation, engineering and financing-related expenses, of which $0.2 million and $0.8 million was reimbursed by the Bahrain LNG Joint Venture for the three and nine months ended September 30, 2018, respectively ($0.4 million and $0.9 million for the three and nine months ended September 30, 2017, respectively). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.

b) As at September 30, 2018 and December 31, 2017, non-interest-bearing advances to affiliates totaled $5.2 million and $7.3 million, respectively, and non-interest-bearing advances from affiliates totaled $20.1 million and $12.1 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Partnership.

c) The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer had the right to terminate the time-charter in August 2018. The charterer notified the Partnership in May 2018 of its intention to terminate its charter contract subject to certain conditions being met and the receipt of certain third-party approvals. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled annually (see Notes 3 and 11).

d) The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services related to certain LNG carrier newbuildings the Partnership has ordered. These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. For the three and nine months ended September 30, 2018, the Partnership incurred shipbuilding and site supervision costs of $5.9 million and $12.8 million, respectively ($4.0 million and $13.4 million for the three and nine months ended September 30, 2017, respectively).

e) The Partnership entered into an operation and maintenance contract with the Bahrain LNG Joint Venture and an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The Partnership, as the contractor, and TMS, as the subcontractor, agreed to provide pre-mobilization services up to August 2018, and mobilization services and other general operational and maintenance services of the facility thereafter. The subcontractor fees from TMS of $nil and $0.2 million for the three and nine months ended September 30, 2018, respectively ($0.1 million and $0.3 million for the three and nine months ended September 30, 2017, respectively), are included in general and administrative expenses in the Partnership’s consolidated statements of income (loss). Cost recoveries from the Bahrain LNG Joint Venture of a nominal amount and $0.2 million for the three and nine months ended September 30, 2018, respectively (nominal and $0.2 million for the three and nine months ended September 30, 2017, respectively), are included in voyage revenues in the Partnership's consolidated statements of income (loss).